INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6.INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	December 31,	December 31,
	2020	2019
Software	$49,540	$46,391
Copyrights	—	880,034
Less: accumulated amortization	(44,036)	(148,000)
	$5,504	$778,425

In September 2020, the Company sold the copyrights to a third party in exchange for cash consideration of $1,245,619, and a gain of $639,792 was recorded in the account of “Other income (expenses), net”.

Amortization expense was $212,976,  $138,870 and $10,857 for the years ended December 31, 2020, 2019 and 2018, respectively.